Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)	Total	Series B Convertible Preferred Stock	Common Stock Issued	Common Stock	Common Stock Common Stock Issued	Preferred Stock Series A Convertible Preferred Stock	Preferred Stock Series B Convertible Preferred Stock	Additional Paid-In Capital	Additional Paid-In Capital Common Stock Issued	Common Stock Warrants	Accumulated Deficit	Accumulated Other Comprehensive Loss
BALANCE at Dec. 31, 2012	$ 39,144,000			$ 315,000		$ 32,045,000	$ 0	$ 237,485,000		$ 415,000	$ (231,116,000)	$ 0
BALANCE (in shares) at Dec. 31, 2012				31,541,286		1,000,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs		$ 0	$ 53,000		$ 0				$ 53,000
Issuance of stock, net of issuance costs (in shares)					26,123
Exercise of stock options	$ 72,000			$ 1,000				71,000
Exercise of stock options (in shares)	43,582			43,582
Modification of common stock warrants	$ 46,000									46,000
Issuance of common stock warrants	0							49,000		(49,000)
Intrinsic value of beneficial conversion feature	0					$ (4,950,000)		4,950,000
Accretion of beneficial conversion feature	(4,950,000)					4,950,000		(4,950,000)
Stock-based compensation expense	2,477,000							2,477,000
Net loss	(46,229,000)										(46,229,000)
Foreign currency translation adjustments	(488,000)											(488,000)
BALANCE at Dec. 31, 2013	(4,925,000)			$ 316,000		$ 32,045,000	$ 0	240,135,000		412,000	(277,345,000)	(488,000)
BALANCE (in shares) at Dec. 31, 2013				31,610,991		1,000,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock, net of issuance costs		49,568,000	$ 35,209,000		$ 63,000		$ 49,568,000		$ 35,146,000
Issuance of stock, net of issuance costs (in shares)					6,284,915		8,416
Exercise of stock options	$ 774,000			$ 4,000				770,000
Exercise of stock options (in shares)	391,307			391,307
Conversion of preferred stock	$ 0			$ 60,000		$ (12,818,000)		12,758,000
Conversion of preferred stock (in shares)				6,015,037		(400,000)
Modification of common stock warrants	1,277,000									1,277,000
Issuance of common stock warrants	0			$ 18,092				192,000		(192,000)
Intrinsic value of beneficial conversion feature	0	$ (750,000)					$ (750,000)	750,000
Accretion of beneficial conversion feature	(750,000)						750,000	(750,000)
Stock-based compensation expense	3,850,000							3,850,000
Net loss	(35,910,000)										(35,910,000)
Foreign currency translation adjustments	(324,000)											(324,000)
BALANCE at Dec. 31, 2014	$ 49,519,000			$ 443,000		$ 19,227,000	$ 49,568,000	$ 292,851,000		$ 1,497,000	$ (313,255,000)	$ (812,000)
BALANCE (in shares) at Dec. 31, 2014				44,320,342		600,000	8,416
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	65,948
Net loss	$ (9,793,000)
BALANCE at Mar. 31, 2015	$ 40,572,000